Supplement dated February 12, 2013*
Prospectus Form #
Product Name	National	New York
RiverSource Retirement Advisor Variable Annuity®	S-6467 T (4/12)	S-6471 P (4/12)
RiverSource Retirement Advisor Advantage® Variable Annuity/RiverSource Retirement Advisor Select® Variable Annuity	S-6406 R (4/12)	S-6410 M (4/12)
RiverSource Retirement Advisor Advantage® Plus Variable Annuity/RiverSource Retirement Advisor Select® Plus Variable Annuity	S-6273 R (4/12)	S-6362 M (4/12)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity/RiverSource Retirement Advisor 4 Select® Variable Annuity/RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 K (4/12)	S-6504 K (4/12)
RiverSource® RAVA 5 Advantage®/RAVA 5 Select®/RAVA 5 Access®/Variable Annuity (offered for contract applications signed prior to April 30, 2012)	140463 D (4/12)	140464 D (4/12)
RiverSource® RAVA 5 Advantage®/RAVA 5 Select®/RAVA 5 Access®/Variable Annuity (offered for contract applications signed after April 30, 2012)	S-6515 A (4/12)	S-6517 A (4/12)
RiverSource® Retirement Group Annuity Contract I	S-6611 A (4/12)
RiverSource® Retirement Group Annuity Contract II	S-6612 A (4/12)
RiverSource® AccessChoice Select Variable Annuity	273416 N (4/12)
RiverSource® Builder Select Variable Annuity	45303 N (4/12)
RiverSource® Endeavor Select Variable Annuity	273417 N (4/12)	273480 P (4/12)
RiverSource® FlexChoice Select Variable Annuity	45307 N (4/12)	274320 H (4/12)
RiverSource® Innovations Classic Select Variable Annuity	45312 M (4/12)
RiverSource® Innovations Select Variable Annuity	45304 N (4/12)	45313 T (4/12)
RiverSource® Signature One Select Variable Annuity	45301 N (4/12)
RiverSource® Signature Select Variable Annuity	45300 N (4/12)
Evergreen New Solutions Select Variable Annuity	45308 M (4/12)
Evergreen PathwaysSM Select Variable Annuity	45309 M (4/12)
Wells Fargo Advantage ChoiceSM Select Variable Annuity	45305 M (4/12)
Wells Fargo Advantage® Select Variable Annuity	45302 M (4/12)
RiverSource® Innovations Variable Annuity	45273 T (4/12)
Evergreen EssentialSM Variable Annuity	45276 T (4/12)
Evergreen New Solutions Variable Annuity	45272 T (4/12)
RiverSource® Innovations Classic Variable Annuity	45281 R (4/12)
Evergreen PrivilegeSM Variable Annuity	45277 N (4/12)
Evergreen PathwaysSM Variable Annuity	45275 N (4/12)
Wells Fargo Advantage ChoiceSM Variable Annuity	45270 N (4/12)
Wells Fargo Advantage® Variable Annuity	44223 V (4/12)
Wells Fargo Advantage Builder® Variable Annuity	44224 V (4/12)
RiverSource® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 P (4/12)	S-6419 R (4/12)
RiverSource® Variable Universal Life Insurance	S-6194 AN (4/12)	S-6171 AP (4/12)
RiverSource® Variable Universal Life Insurance III	S-6189 AE (4/12)
RiverSource Succession Select® Variable Life Insurance	S-6202 R (4/12)	S-6203 P (4/12)
RiverSource® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 A (9/12)	S-6543 A (10/12)

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

Effective January 1, 2013, the investment adviser for each Oppenheimer fund listed below is OFI Global Asset Management, Inc. and OppenheimerFunds, Inc. is the sub-adviser.

The following information will replace the current funds’ description in the table under “The Funds” section in the prospectuses or in “The Variable Account and the Funds” section of the prospectuses that offer the funds as an underlying investment options:

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Capital Appreciation Fund/VA, Service Shares	Seeks capital appreciation by investing in securities of well-known, established companies.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Securities Fund/VA, Service Shares	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small-& Mid-Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Value Fund/VA, Service Shares	Seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better than anticipated earnings. Realization of income is a secondary consideration.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

140463-13 A (2/13)

*Valid until next prospectus update.